Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.14750%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$821,018.24

Principal:
Principal Collections	$17,057,450.02
Prepayments in Full	$7,605,809.24
Liquidation Proceeds	$104,554.18
Recoveries	$38,484.02
Sub Total	$24,806,297.46
Collections	$25,627,315.70

Purchase Amounts:
Purchase Amounts Related to Principal	$341,811.41
Purchase Amounts Related to Interest	$931.32
Sub Total	$342,742.73

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,970,058.43

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,970,058.43
Servicing Fee	$372,333.81	$372,333.81	$0.00	$0.00	$25,597,724.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,597,724.62
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,597,724.62
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,597,724.62
Interest - Class A-3 Notes	$233,788.88	$233,788.88	$0.00	$0.00	$25,363,935.74
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$25,147,135.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,147,135.74
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$25,059,122.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,059,122.41
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$24,995,980.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,995,980.41
Regular Principal Payment	$23,210,122.15	$23,210,122.15	$0.00	$0.00	$1,785,858.26
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,785,858.26
Residual Released to Depositor	$0.00	$1,785,858.26	$0.00	$0.00	$0.00
Total		$25,970,058.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,210,122.15
Total					$23,210,122.15
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,210,122.15	$51.41	$233,788.88	$0.52	$23,443,911.03	$51.93
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$23,210,122.15	$14.77	$601,744.21	$0.38	$23,811,866.36	$15.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$167,992,006.25	0.3720753	$144,781,884.10	0.3206686
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$382,082,006.25	0.2430872	$358,871,884.10	0.2283205

Pool Information
Weighted Average APR	2.273%	2.270%
Weighted Average Remaining Term	29.50	28.68
Number of Receivables Outstanding	34,479	33,523
Pool Balance	$446,800,577.62	$421,424,015.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$413,517,745.94	$390,307,623.79
Pool Factor	0.2600666	0.2452958

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$31,116,391.32
Targeted Overcollateralization Amount	$62,552,131.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$62,552,131.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$266,937.66
(Recoveries)		124	$38,484.02
Net Loss for Current Collection Period			$228,453.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6136%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3159%
Second Prior Collection Period			0.5539%
Prior Collection Period			0.1719%
Current Collection Period			0.6315%
Four Month Average (Current and Prior Three Collection Periods)			0.4183%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,345	$13,742,704.42
(Cumulative Recoveries)			$2,146,940.25
Cumulative Net Loss for All Collection Periods			$11,595,764.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6749%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,108.43
Average Net Loss for Receivables that have experienced a Realized Loss			$3,466.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.69%	413	$7,133,606.71
61-90 Days Delinquent	0.19%	42	$813,376.31
91-120 Days Delinquent	0.05%	10	$216,769.61
Over 120 Days Delinquent	0.22%	41	$932,291.74
Total Delinquent Receivables	2.16%	506	$9,096,044.37

Repossession Inventory:
Repossessed in the Current Collection Period		24	$441,333.83
Total Repossessed Inventory		42	$790,612.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2221%
Prior Collection Period			0.2349%
Current Collection Period			0.2774%
Three Month Average			0.2448%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4657%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer